Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2020
Short-term borrowings and long-term debt
12. Short-term borrowings and long-term debt:
Short-term borrowings at March 31, 2019 and 2020 consist of the following:

	Yen in millions
	March 31,
	2019	2020
Loans, principally from banks, with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.11% and of 2.03% per annum, respectively	1,468,430	1,179,230
Commercial paper with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.28% and of 1.50% per annum, respectively	3,876,544	4,106,796

	5,344,973	5,286,026

As of March 31, 2020, Toyota has unused short-term lines of credit amounting to ¥1,861,792 million of which ¥374,273 million related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term
financing at prevailing interest rates for periods not in excess of 360 days.
Long-term debt at March 31, 2019 and 2020 comprises the following:

	Yen in millions
	March 31,
	2019	2020
Unsecured loans, representing obligations principally to banks, due 2019 to 2041 in 2019 and due 2020 to 2041 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.78% and of 2.37% per annum, respectively	3,441,336	3,713,541
Secured loans, representing obligations principally to finance receivables securitization due 2019 to 2026 in 2019 and due 2020 to 2034 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.47% and of 1.98% per annum, respectively	1,840,204	1,983,976
Medium-term notes of consolidated subsidiaries, due 2019 to 2048 in 2019 and due 2020 to 2048 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.46% and of 2.05% per annum, respectively	7,372,550	7,442,590
Unsecured notes of parent company, due 2019 to 2037 in 2019 and due 2020 to 2037 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 1.84% and of 1.85% per annum, respectively	511,980	650,905
Unsecured notes of consolidated subsidiaries, due 2019 to 2031 in 2019 and due 2020 to 2031 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 2.12% and of 1.70% per annum, respectively	1,566,994	1,412,368
Secured notes of consolidated subsidiaries, due 2019 to 2022 in 2019 and due 2020 to 2023 in 2020 with a weighted-average interest at March 31, 2019 and March 31, 2020 of 7.78% and of 7.52% per annum, respectively	53,120	34,626
Long-term finance lease obligations, due 2019 to 2035 in 2019 and due 2020 to 2049 in 2020 with inter e st ranging from 0.12% to 14.73% per annum in 2019 and from 0.01% to 14.73% per annum in 2020	19,021	28,937

	14,805,205	15,266,943
Less - Current portion due within one year	(4,254,260)	(4,574,045)

	10,550,945	10,692,898

As of March 31, 2020, approximately 48%, 13%, 11%, 7%, 5% and 16% of long-term debt are denominated in U.S. dollars, euros, Japanese yen, Australian dollars,
Thai baht

and other currencies, respectively.
As of March 31, 2020, property, plant and equipment with a book value of ¥644,368 million and other assets aggregating ¥2,010,548 million were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.
The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2021	4,574,045
2022	3,692,634
2023	3,014,979
2024	1,575,717
2025	1,210,354

Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2020, Toyota has not received any significant requests from these banks.
As of March 31, 2020, Toyota has unused long-term lines of credit amounting to ¥5,345,718 million.
Interest expense during the years ended March 31, 2018, 2019 and 2020 were ¥415,094 million, ¥499,871 million and ¥512,677 million, respectively. Interest expense related to the financial services business is included in “Cost of financing operations” in the accompanying consolidated statements of income.